Investments - Schedule of Investments (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Feb. 02, 2012 Chairman [Member] CNY	Jul. 14, 2012 Shenzhen Yingpeng [Member] CNY
Investment [Line Items]
Proceeds from disposal of equity interest	$ 321	2,000			2,000
Net book value of this investment upon disposal		649			1,349
Proceeds from disposal of cost investment to the Chairman of the Company				1,000
Equity interest in private company	0	0	25
Entitled percentage of original investment received in event of liquidation	100.00%	100.00%	100.00%
Amount receivable on liquidation		3,000